Financial instruments by categories (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments By Categories
Gain on derivative financial instruments	R$ 4,228	R$ 1,308
Gain on derivative warrants liabilities	R$ 25,387